STOCKHOLDERS' DEFICIT (Details) $ / shares in Units, $ in Millions			3 Months Ended	6 Months Ended
	Feb. 09, 2024 shares	Feb. 04, 2021 shares	Sep. 30, 2024 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
STOCKHOLDERS' DEFICIT
Preferred stock, shares authorized			1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0	0	0
Preferred stock, shares outstanding			0	0	0	0
Common stock, shares authorized			100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights			one	one
Common stock, shares issued			22,245,698	12,455,157	5,031,250	5,031,250
Common stock, shares outstanding			22,245,698	12,455,157	5,031,250	5,031,250
Shares of common stock issued under Tau Agreement			1,029,473
Quantum Fintech Acquisition Corp
STOCKHOLDERS' DEFICIT
Share exchange ratio	1
Founder Shares
STOCKHOLDERS' DEFICIT
Shares owned		4,000,000
Chardan Quantum LLC
STOCKHOLDERS' DEFICIT
Shares owned		949,084
Quantum Common Stock
STOCKHOLDERS' DEFICIT
Common stock, shares issued	12,277,759
Common stock, shares outstanding	12,277,759
Aggregate shares				4,940,885
Remaining balance of trust account | $				$ 1.2
Common Stock subject to possible redemption				109,499